Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Assets held for sale and related liabilities [member] | Parent [member]
Assets and liabilities held for sale [Line Items]
Impairment loss on assets held for sale	₩ 5,030